CONVERTIBLE REDEEMABLE PREFERRED SHARES - Redemption for preferred shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Series A convertible redeemable preferred shares | After March 25, 2015
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption Period	36 months
Series B convertible redeemable preferred shares | After July 5, 2017
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption Period	36 months
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Target profit (as a percent)		80.00%
Target profit		¥ 1,000,000,000
Series C convertible redeemable preferred shares | After November 7, 2017
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption Period	36 months
Series D convertible redeemable preferred shares | After January 26, 2018
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption Period	36 months
Series E convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Target profit (as a percent)		80.00%
Target profit		¥ 1,000,000,000
Series E convertible redeemable preferred shares | After September 14, 2018
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption Period	36 months